Shareholder Report, Line Graph (Details) 193837_Innovator Growth-100 Power Buffer ETF - April_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Mar. 31, 2020	Oct. 31, 2025
Innovator Growth-100 Power Buffer ETF™ - April
Account Value [Line Items]
Line Graph and Table Measure Name							Innovator Growth-100 Power Buffer ETF - April NAV
Accumulated Value	$ 15,562	$ 13,340	$ 11,086	$ 12,272	$ 11,169	$ 10,000	$ 16,970
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							NASDAQ 100 Total Return Index
Accumulated Value	26,411	18,975	14,888	20,526	14,212	10,000	$ 34,586
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							NASDAQ 100 Index
Accumulated Value	$ 25,456	$ 18,442	$ 14,597	$ 20,286	$ 14,146	$ 10,000	$ 33,094